Business Combinations (Details) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	May 13, 2020	Aug. 27, 2021	May 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	May 13, 2020	Jun. 01, 2021
Business Combinations (Details) [Line Items]
Business combination redeemtion								$ 900,000
Pursuant business combination shares (in Shares)		5,805,144
Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations (Details) [Line Items]
Earn out shares, description				• If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock of Surviving Pubco is greater than or equal to $12.50 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 50% of the Earn Out Shares; and• If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 100% of the remaining unissued Earn Out Shares.		• If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock of Surviving Pubco is greater than or equal to $12.50 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 50% of the Earn Out Shares; and• If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 100% of the remaining unissued Earn Out Shares.
Net tangible assets				$ 5,000,001		$ 5,000,001
Possible redemptions value				262,185,126		262,185,126
Investment received				75,000,000		75,000,000
Cash and cash equivalents on hand				$ 250,000,000		$ 250,000,000
Issued and outstanding shares percentage				9.90%		9.90%
Aggregate shares (in Shares)						15,000,000
Private placement price per share (in Dollars per share)				$ 10
Aggregate purchase price				$ 150,000,000		$ 150,000,000
Percentage of savings				85.00%		85.00%
Transfer and trust company shares (in Shares)				3,450,000		3,450,000
Remaining escrow shares percentage				100.00%		100.00%
City Semiconductor Inc [Member]
Business Combinations (Details) [Line Items]
Consideration transferred	$ 2,029,000						$ 2,029,000
Maximum contingent consideration	$ 2,000,000
Business Combination [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations (Details) [Line Items]
Business combination per shares (in Dollars per share)						$ 10
Class A Ordinary Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations (Details) [Line Items]
Pursuant business combination shares (in Shares)				90,000,000		90,000,000
Additional shares (in Shares)				10,000,000		10,000,000
Aggregate shares (in Shares)				15,000,000
Class A Ordinary Shares [Member] | Business Combination [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations (Details) [Line Items]
Business combination per shares (in Dollars per share)				$ 10		$ 10
Contingent consideration, tranche one [Member]
Business Combinations (Details) [Line Items]
Maximum contingent consideration						$ 500,000
Contingent consideration, tranche one [Member] | City Semiconductor Inc [Member]
Business Combinations (Details) [Line Items]
Maximum contingent consideration			$ 500,000
Cash collection			$ 456,000
Contingent Consideration Tranche Two [Member]
Business Combinations (Details) [Line Items]
Maximum contingent consideration					$ 1,200,000	$ 900,000
Contingent Consideration Tranche Two [Member] | City Semiconductor Inc [Member]
Business Combinations (Details) [Line Items]
Maximum contingent consideration					$ 1,500,000
Minimum [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations (Details) [Line Items]
Closing price shares common stock exchange (in Dollars per share)				12.5		$ 12.5
Maximum [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations (Details) [Line Items]
Closing price shares common stock exchange (in Dollars per share)				$ 15		$ 15
Developed Technology [Member]
Business Combinations (Details) [Line Items]
Weighted average remaining useful life					7 years
Software license [Member]
Business Combinations (Details) [Line Items]
Weighted average remaining useful life					1 year